Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Total fixed maturities	$ 15,106	$ 15,714
Allowance for credit loss	16	0
Fixed maturities, amortized cost	17,363	18,689
Mortgage loans, allowance for credit loss	(26)	(15)
Policy loans	(1,528)	(1,495)
Investment funds	1,428	1,300
Investment funds at fair value	238	58
Other investments at fair value	35	83
Other Short-Term Investments	1,181	1,489
Cash equivalents	714	1,272
Reinsurance recoverables	37,706	39,223
Reinsurance recoverable, allowance for credit loss	(18)	(21)
Reinsurance recoverables at fair value	(23)	874
Value of business acquired and deferred acquisition costs	457	496
Other policyholder funds and benefits payable	29,502	31,827
Other policyholder funds and benefits payable	536	295
Funds withheld liability	10,210	10,474
Funds withheld liability at fair value	(157)	(560)
Other liabilities	(811)	(981)
Other assets	$ 420	$ 441
Common stock, shares authorized	1,000	1,000
Common stock, shares, issued	1,000	1,000
Common stock, shares, outstanding	1,000	1,000
Common stock, par value (in dollars per share)	$ 5,690	$ 5,690
Accumulated other comprehensive loss	$ (1,325)	$ (1,659)
Total fixed maturities, available-for-sale
Total fixed maturities	14,854	15,383
Allowance for credit loss	16	0
Fixed maturities, amortized cost	17,335	18,689
Fixed maturities, at fair value using fair value option
Total fixed maturities	252	331
Reinsurance Recoverables
Reinsurance recoverables at fair value	1,242	1,286
Freestanding Derivatives
Other liabilities at fair value	57	105
Affiliated Entity
Total fixed maturities	9	4
Policy loans	(6)	0
Investment funds	51	8
Other Short-Term Investments	440	100
Reinsurance recoverables	9,468	9,613
Value of business acquired and deferred acquisition costs	114	176
Other policyholder funds and benefits payable	526	582
Funds withheld liability	9,148	9,248
Other liabilities	(33)
Other assets		1
Accumulated other comprehensive loss	(580)	(762)
Affiliated Entity | Fixed maturities, at fair value using fair value option
Total fixed maturities	$ 27	$ 0